Baron Global Advantage Fund
Baron Global Advantage Fund
Investment Goal
The investment goal of Baron Global Advantage Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses<br/> (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baron Global Advantage Fund	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Reimbursements	Total Annual Fund Operating Expenses	[1],[2]
Retail Shares	0.85%	0.25%	0.35%	1.45%	(0.30%)	1.15%
Institutional Shares	0.85%	none	0.33%	1.18%	(0.28%)	0.90%
R6 Shares	0.85%	none	0.31%	1.16%	(0.26%)	0.90%
[1]	BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that, pursuant to a contract with an 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.15% of average daily net assets of Retail Shares, 0.90% of average daily net assets of Institutional Shares, and 0.90% of average daily net assets of R6 Shares.
[2]	after Expense Reimbursements

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baron Global Advantage Fund - USD ($)	1	3	5	10
Retail Shares	117	365	633	1,398
Institutional Shares	92	287	498	1,108
R6 Shares	92	287	498	1,108

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 19.77% of the average value of its portfolio.
Investments, Risks, and Performance  <br/><br/>Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities in the form of common stock of established and emerging markets companies located throughout the world, with capitalizations within the range of companies included in the MSCI ACWI Growth Index Net. At all times, the Fund will have investments in equity securities of companies in at least three countries outside of the U.S. Under normal conditions, at least 40% of the Fund’s net assets will be invested in stocks of companies outside the U.S. (at least 30% if foreign market conditions are not favorable). The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
Principal Risks of Investing in the Fund
Currency Risk.  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund’s holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund’s attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.

Developing Countries.  The Fund invests in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. Investments in developing countries are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the FM Index.

General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Non-U.S. Securities.  Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Risks of Emphasizing a Region, Country, Sector or Industry.  If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio. The economies and financial markets of certain regions — such as Latin America, Asia, and Europe and the Mediterranean region — can be interdependent and may all decline at the same time.

Small- and Mid-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and mid-sized companies, but there also may be more risk. Securities of small- and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Technology. Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	3/31/17: 17.02%
Worst Quarter:	9/30/15: (18.31)%

Average Annual Total Returns  (for periods ended 12/31/18)
The following table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2018. The table also shows the average annual returns of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Baron Global Advantage Fund		1 year	5 years	10 years	Since Inception	Inception date
Retail Shares		(3.84%)	7.98%		10.82%	Apr. 30, 2012
Retail Shares | Return after taxes on distributions		(3.84%)	7.98%		10.81%	Apr. 30, 2012
Retail Shares | Return after taxes on distributions and sale of Fund shares		(2.30%)	6.30%		8.75%	Apr. 30, 2012
Institutional Shares		(3.61%)	8.20%		11.05%	Apr. 30, 2012
R6 Shares	[1]	(3.66%)	8.22%		11.06%	Aug. 31, 2016
MSCI ACWI Index Net USD (reflects no deduction for fees or expenses)		(9.42%)	4.26%		7.19%
MSCI ACWI Growth Index Net USD (reflects no deduction for fees or expenses)		(8.13%)	5.72%		8.13%
[1]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

The Fund has changed its primary benchmark to the MSCI ACWI Index Net USD given its broad acceptance as the standard benchmark measuring global markets equity performance. For one year from the date of this prospectus, the Fund will maintain the MSCI ACWI Growth Index Net USD as a secondary benchmark. The MSCI ACWI Index Net USD and the MSCI ACWI Growth Index Net USD are unmanaged, free float-adjusted market capitalization weighted indexes. The MSCI ACWI Index Net USD and the MSCI ACWI Growth Index Net USD are designed to measure the equity market performance of large- and mid-cap securities across developed and emerging markets, including the United States. The MSCI ACWI Growth Index Net USD screens for growth-style securities.